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      THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
      FEBRUARY 14, 2000 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2001


               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: December 31, 1999 Check here if Amendment [X]; Amendment Number: 1
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York        February 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   134

Form 13F Information Table Value Total:   $296,407 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------
                                                                          Page 2


                                                    FORM 13F INFORMATION TABLE

COL. 1                            COL. 2           COL. 3        COL. 4       COL. 5     COL. 6      COL. 7            COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                              FAIR MARKET   SHARES OR  INVESTMENT    OTHER    ----------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP NO.   VAL (X$1000)    PRN AMT  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
  A T & T                              Com       001957 10 9         467       9,200    Shared-Def     2,3        9,200
  A T & T                              Com       001957 90 9       4,740      79,000  C Shared-Def    2,3,5      79,000
  A T & T                              Com       001957 90 9         996      16,600  C Shared-Def    1,2,3      16,600
  A T & T                              Com       001957 90 9         264       4,400  C Shared-Def     2,3        4,400
  A T & T                              Com       001957 95 9       4,460     111,500  P Shared-Def    2,3,5     111,500
  A T & T                              Com       001957 95 9         948      23,700  P Shared-Def    1,2,3      23,700
  A T & T                              Com       001957 95 9         292       7,300  P Shared-Def     2,3        7,300
  Alza Corporation                     Com       022615 10 8       4,768     137,700    Shared-Def    2,3,5     137,700
  Alza Corporation                     Com       022615 10 8         274       7,900    Shared-Def     2,3        7,900
  Alza Corporation                     Com       022615 10 8         938      27,100    Shared-Def    1,2,3      27,100
  Alza Corporation                     Com       022615 10 8       4,155     120,000    Shared-Def     2,3      120,000
  Alza Corporation                     Com       022615 10 8       1,292      37,300    Shared-Def               37,300
  Alza Corporation                     Com       022615 10 8         346      10,000    Shared-Def    1,2,3      10,000
  Alza Corporation                     Com       022615 95 8       4,131     137,700  P Shared-Def    2,3,5     137,700
  Alza Corporation                     Com       022615 95 8         237       7,900  P Shared-Def     2,3        7,900
  Alza Corporation                     Com       022615 95 8         813      27,100  P Shared-Def    1,2,3      27,100
  American Home Prod                   Com       026609 10 7       4,594     116,500    Shared-Def     2,3      116,500
  American Home Prod                   Com       026609 10 7       1,025      26,000    Shared-Def               26,000
  American Home Prod                   Com       026609 10 7         485      12,300    Shared-Def    1,2,3      12,300
  American Home Prod                   Com       026609 10 7       5,024     127,400    Shared-Def    2,3,5     127,400
  Aquarion                             Com       03838W 10 1       2,153      58,200    Shared-Def    2,3,5      58,200
  Aquarion                             Com       03838W 10 1         141       3,800    Shared-Def     2,3        3,800
  Aquarion                             Com       03838W 10 1         451      12,200    Shared-Def    1,2,3      12,200
  Compaq Computer                      Com       204493 10 0       2,988     110,400    Shared-Def     2,3      110,400
  Compaq Computer                      Com       204493 10 0       1,461      54,000    Shared-Def               54,000
  Compaq Computer                      Com       204493 10 0       1,226      45,300    Shared-Def    1,2,3      45,300
  Compaq Computer                      Com       204493 10 0       6,284     232,200    Shared-Def    2,3,5     232,200
  Delta & Pine Ld Co                   Com       247357 10 6          80       4,600    Shared-Def     2,3        4,600
  Delta & Pine Ld Co                   Com       247357 10 6       1,369      78,800    Shared-Def    2,3,5      78,800
  Delta & Pine Ld Co                   Com       247357 10 6         288      16,600    Shared-Def    1,2,3      16,600
  E I Dupont De Nemours                Com       263534 10 9       9,805     148,850    Shared-Def     2,3      148,850
  E I Dupont De Nemours                Com       263534 10 9       1,383      21,000    Shared-Def               21,000
  E I Dupont De Nemours                Com       263534 10 9       1,016      15,421    Shared-Def    1,2,3      15,421
  E I Dupont De Nemours                Com       263534 10 9       8,801     133,600    Shared-Def    2,3,5     133,600
  First Union Corp                     Com       337358 10 5       5,339     162,700    Shared-Def     2,3      162,700
  First Union Corp                     Com       337358 10 5       1,181      36,000    Shared-Def               36,000
  First Union Corp                     Com       337358 10 5         620      18,900    Shared-Def    1,2,3      18,900
  First Union Corp                     Com       337358 10 5         968      29,500    Shared-Def    2,3,5      29,500
  GTE Corp                             Com       362320 10 3         318       4,500    Shared-Def     2,3        4,500
  GTE Corp                             Com       362320 10 3       5,553      78,700    Shared-Def    2,3,5      78,700
  GTE Corp                             Com       362320 10 3       1,185      16,800    Shared-Def    1,2,3      16,800
  General Dynamics Corp                Com       369550 10 8      10,471     198,500    Shared-Def     2,3      198,500
  General Dynamics Corp                Com       369550 10 8       1,292      24,500    Shared-Def               24,500
  General Dynamics Corp                Com       369550 10 8       1,261      23,900    Shared-Def    1,2,3      23,900
  General Dynamics Corp                Com       369550 10 8       3,840      72,800    Shared-Def    2,3,5      72,800
  General Instr Corp Del               Com       370120 10 7         459       5,400    Shared-Def     2,3        5,400
  General Instr Corp Del               Com       370120 10 7       7,965      93,700    Shared-Def    2,3,5      93,700
  General Instr Corp Del               Com       370120 10 7       1,607      18,900    Shared-Def    1,2,3      18,900
  Hannaford Bros Co                    Com       410550 10 7         333       4,800    Shared-Def     2,3        4,800
  Hannaford Bros Co                    Com       410550 10 7       5,413      78,100    Shared-Def    2,3,5      78,100
  Hannaford Bros Co                    Com       410550 10 7       1,074      15,500    Shared-Def    1,2,3      15,500
  HealthSouth Corp               3.25% Conv '03  421924 AF 8       2,480   3,200,000    Shared-Def    2,3,5
  HealthSouth Corp               3.25% Conv '03  421924 AF 8       2,267   2,925,000    Shared-Def     2,3
  HealthSouth Corp               3.25% Conv '03  421924 AF 8       3,100   4,000,000    Shared-Def
  HealthSouth Corp               3.25% Conv '03  421924 AF 8         291     375,000    Shared-Def    1,2,3
  Household Intl Inc                   Com       441815 10 7       1,263      33,900    Shared-Def               33,900
  Household Intl Inc                   Com       441815 10 7         529      14,200    Shared-Def    1,2,3      14,200
  Household Intl Inc                   Com       441815 10 7       4,276     114,800    Shared-Def     2,3      114,800
  Intel Corp                           Com       458140 10 0         580       7,052    Shared-Def     2,3        7,052
  Intel Corp                           Com       458140 10 0       8,870     107,758    Shared-Def    2,3,5     107,758
  Intel Corp                           Com       458140 10 0       1,876      22,790    Shared-Def    1,2,3      22,790
  J.D. Edwards & Co                    Com       281667 10 5       2,743      91,800    Shared-Def     2,3       91,800
  J.D. Edwards & Co                    Com       281667 10 5       2,710      90,700    Shared-Def               90,700
  J.D. Edwards & Co                    Com       281667 10 5         932      31,200    Shared-Def    1,2,3      31,200
  J.D. Edwards & Co                    Com       281667 10 5       5,276     176,600    Shared-Def    2,3,5     176,600
  Mascotech Inc                   4.5% Conv '03  574670 AB 1       2,230   3,050,000    Shared-Def    2,3,5
  Mascotech Inc                   4.5% Conv '03  574670 AB 1         420     575,000    Shared-Def     2,3
  Mascotech Inc                   4.5% Conv '03  574670 AB 1       2,925   4,000,000    Shared-Def
  Mascotech Inc                   4.5% Conv '03  574670 AB 1         274     375,000    Shared-Def    1,2,3
  Mediaone                             Com       58440J 10 4       9,018     117,400 P  Shared-Def    2,3,5     117,400
  Mediaone                             Com       58440J 10 4         591       7,700 P  Shared-Def     2,3        7,700
  Mediaone                             Com       58440J 10 4       1,913      24,900 P  Shared-Def    1,2,3      24,900
  Mediaone                             Com       58440J 95 4       8,218     117,400    Shared-Def    2,3,5     117,400
  Mediaone                             Com       58440J 95 4         539       7,700    Shared-Def     2,3        7,700
  Mediaone                             Com       58440J 95 4       1,743      24,900    Shared-Def    1,2,3      24,900
  Monsanto Company                     Com       611662 10 7       4,450     124,900    Shared-Def     2,3      124,900
  Monsanto Company                     Com       611662 10 7       1,215      34,100    Shared-Def               34,100
  Monsanto Company                     Com       611662 10 7         905      25,400    Shared-Def    1,2,3      25,400
  Monsanto Company                     Com       611662 10 7       5,561     156,100    Shared-Def    2,3,5     156,100
  Motorola Inc                         Com       620076 10 9         295       2,000    Shared-Def     2,3        2,000
  New England Electric System          Com       644001 10 9       2,049      39,600    Shared-Def    2,3,5      39,600
  New England Electric System          Com       644001 10 9         124       2,400    Shared-Def     2,3        2,400
  New England Electric System          Com       644001 10 9         414       8,000    Shared-Def    1,2,3       8,000
  Nucor Corp                           Com       670346 10 5       1,288      23,500    Shared-Def     2,3       23,500
  Nucor Corp                           Com       670346 10 5       1,573      28,700    Shared-Def               28,700
  Oak Industries                       Com       671400 50 5       2,176      20,500    Shared-Def    2,3,5      20,500
  Oak Industries                       Com       671400 50 5         117       1,100    Shared-Def     2,3        1,100
  Oak Industries                       Com       671400 50 5         467       4,400    Shared-Def    1,2,3       4,400
  Old Guard Group Inc                  Com       679783 10 0         347      31,500    Shared-Def     2,3       31,500
  Omnicare Inc.                    5% Conv '07   681904 AD 0       2,666   3,950,000    Shared-Def    2,3,5
  Omnicare Inc.                    5% Conv '07   681904 AD 0       2,481   3,675,000    Shared-Def     2,3
  Omnicare Inc.                    5% Conv '07   681904 AD 0       3,038   4,500,000    Shared-Def
  Omnicare Inc.                    5% Conv '07   681904 AD 0         253     375,000    Shared-Def    1,2,3



                                                    FORM 13F INFORMATION TABLE

COL. 1                            COL. 2           COL. 3        COL. 4       COL. 5     COL. 6      COL. 7            COL. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING AUTHORITY
                                                              FAIR MARKET   SHARES OR  INVESTMENT    OTHER    ----------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP NO.   VAL (X$1000)    PRN AMT  DISCRETION   MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

  Pepsico Inc                          Com       713448 10 8          11         300    Shared-Def     2,3          300
  Pepsico Inc                          Com       713448 10 8       1,375      39,000    Shared-Def               39,000
  Pitney Bowes Inc                     Com       724479 10 0       4,614      95,500    Shared-Def     2,3       95,500
  Pitney Bowes Inc                     Com       724479 10 0       1,435      29,700    Shared-Def               29,700
  Pitney Bowes Inc                     Com       724479 10 0         406       8,400    Shared-Def    1,2,3       8,400
  Pitney Bowes Inc                     Com       724479 10 0       1,836      38,000    Shared-Def    2,3,5      38,000
  Polymer Group Inc                    Com       731745 10 5           9      11,167    Shared-Def     2,3       11,167
  Reynolds Metals Co                   Com       761763 10 1       6,038      78,800    Shared-Def    2,3,5      78,800
  Reynolds Metals Co                   Com       761763 10 1         345       4,500    Shared-Def     2,3        4,500
  Reynolds Metals Co                   Com       761763 10 1       1,280      16,700    Shared-Def    1,2,3      16,700
  Safeway Inc                          Com       786514 20 8       1,351      38,000    Shared-Def               38,000
  SAP Aktiengesellschaft           Spnsrd ADR    803054 20 4       2,796      53,700    Shared-Def     2,3       53,700
  SAP Aktiengesellschaft           Spnsrd ADR    803054 20 4       2,218      42,600    Shared-Def               42,600
  SAP Aktiengesellschaft           Spnsrd ADR    803054 20 4         708      13,600    Shared-Def    1,2,3      13,600
  SAP Aktiengesellschaft           Spnsrd ADR    803054 20 4       4,670      89,700    Shared-Def    2,3,5      89,700
  Solectron Corp                       Com       834182 10 7       2,591      27,234    Shared-Def    2,3,5      27,234
  Solectron Corp                       Com       834182 10 7         150       1,581    Shared-Def     2,3        1,581
  Solectron Corp                       Com       834182 10 7         514       5,400    Shared-Def    1,2,3       5,400
  Sprint                               Com       852061 10 0       4,019      59,600    Shared-Def    2,3,5      59,600
  Sprint                               Com       852061 10 0         243       3,600    Shared-Def     2,3        3,600
  Sprint                               Com       852061 10 0         796      11,800    Shared-Def    1,2,3      11,800
  Sprint                               Com       852061 95 6       3,645      72,900 P  Shared-Def    2,3,5      72,900
  Sprint                               Com       852061 95 6         220       4,400 P  Shared-Def     2,3        4,400
  Sprint                               Com       852061 95 6         720      14,400 P  Shared-Def    1,2,3      14,400
  Steinway Musical Instrs Inc          Com       858495 10 4         417      20,575    Shared-Def    2,3,5      20,575
  Sunrise Assisted Liv Inc        5.5% Conv '02  86768K AC 0       1,841   2,375,000    Shared-Def    2,3,5
  Sunrise Assisted Liv Inc        5.5% Conv '02  86768K AC 0       1,434   1,850,000    Shared-Def     2,3
  Sunrise Assisted Liv Inc        5.5% Conv '02  86768K AC 0       3,681   4,750,000    Shared-Def
  Sunrise Assisted Liv Inc        5.5% Conv '02  86768K AC 0         252     325,000    Shared-Def    1,2,3
  Thermo Electron Corp           4.25% Conv '03  883556 AF 9       1,432   1,700,000    Shared-Def    2,3,5
  Thermo Electron Corp           4.25% Conv '03  883556 AF 9       2,675   3,175,000    Shared-Def     2,3
  Thermo Electron Corp           4.25% Conv '03  883556 AF 9       1,580   1,875,000    Shared-Def
  Thermo Electron Corp           4.25% Conv '03  883556 AF 9         211     250,000    Shared-Def    1,2,3
  TV Guide Inc                         Com       87307Q 10 9       5,319     123,700    Shared-Def    2,3,5     123,700
  TV Guide Inc                         Com       87307Q 10 9         310       7,200    Shared-Def     2,3        7,200
  TV Guide Inc                         Com       87307Q 10 9       1,118      26,000    Shared-Def    1,2,3      26,000
  Tyco International                   Com       902124 10 6       2,799      72,000    Shared-Def     2,3       72,000
  Tyco International                   Com       902124 10 6       1,613      41,500    Shared-Def               41,500
  Union Carbide Corp                   Com       905581 10 4       6,889     103,200    Shared-Def    2,3,5     103,200
  Union Carbide Corp                   Com       905581 10 4         414       6,200    Shared-Def     2,3        6,200
  Union Carbide Corp                   Com       905581 10 4       1,375      20,600    Shared-Def    1,2,3      20,600
                                                                 296,407
